Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

        The Company measures certain financial assets at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

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  Level 1—Quoted prices in active markets for identical assets or liabilities.

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  Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

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  Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

        The fair value of the Company's investments in certain money market funds is their face value. Such instruments are classified as Level 1 and are included in cash and cash equivalents. The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents.

        For certain other financial instruments, including accounts receivable, accounts payable and other current liabilities, the carrying amounts approximate their fair value due to the relatively short maturity of these balances.

        As of December 31, 2012 and September 30, 2013 (unaudited), financial assets stated at fair value on a recurring basis were comprised of money market funds included within cash and equivalents. The fair value of these financial assets was determined using the following inputs as of December 31, 2011, 2012 and September 30, 2013:

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$63,616	$—	$—	$42,446	$—	$—
Certificate of deposit	25	—	—	25	—	—

Total	$63,641	$—	$—	$42,471	$—	$—

	September 30, 2013
	Level 1	Level 2	Level 3
	(in thousands, unaudited)
Money market funds	$138,957	$—	$—
Certificate of deposit	25	—	—

Total	$138,982	$—	$—